Investments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Rail investments accounted for on an equity basis	61	65
Long-term floating rate notes (Note 19)		79
Other investments	22	23
Total investments	83	167